CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net income	¥ 55,476	¥ 213,221
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	29,574	30,848
Gain on investments in equity securities	(5,550)	(5,413)
Gain on investments in subsidiaries and affiliates	(36,249)	(2,440)
Gain on disposal of office buildings, land, equipment and facilities	(3,957)	(71,818)
Deferred income taxes	11,263	13,429
Changes in operating assets and liabilities:
Time deposits	(61,957)	121,608
Deposits with stock exchanges and other segregated cash	62,040	(21,109)
Trading assets and private equity and debt investments	(591,566)	133,749
Trading liabilities	139,755	347,655
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(409,458)	(458,341)
Securities borrowed, net of securities loaned	745,760	160,407
Other secured borrowings	(11,756)	(368,925)
Loans and receivables, net of allowance for credit losses	(124,048)	1,335,730
Payables	47,178	(568,245)
Bonus accrual	(62,677)	(21,810)
Accrued income taxes, net	(52,004)	19,934
Other, net	45,559	(35,469)
Net cash provided by (used in) operating activities	(222,617)	823,011
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(51,843)	(51,805)
Proceeds from sales of office buildings, land, equipment and facilities	24,679	17,246
Payments for purchases of investments in equity securities	(100)
Proceeds from sales of investments in equity securities	434	4,743
Increase in loans receivable at banks, net	(41,540)	(6,026)
Decrease (increase) in non-trading debt securities, net	(17,578)	46,414
Business acquisition		(11,152)
Decrease (increase) in investments in affiliated companies, net	49,845	(9,651)
Other, net	30,162	5,697
Net cash used in investing activities	(5,941)	(4,534)
Cash flows from financing activities:
Increase in long-term borrowings	2,320,541	1,329,842
Decrease in long-term borrowings	(1,649,198)	(1,006,945)
Decrease in short-term borrowings, net	(230,220)	(257,216)
Increase (decrease) in deposits received at banks, net	152,890	(105,361)
Proceeds from sales of common stock held in treasury	8	4
Payments for repurchases of common stock held in treasury	(6)	(3)
Payments for cash dividends	(45,952)	(15,195)
Contribution from noncontrolling interests		6,257
Net cash provided by (used in) financing activities	548,063	(48,617)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	6,726	(20,229)
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	326,231	749,631
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	3,510,011	3,192,310
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	3,836,242	3,941,941
Cash paid during the period for—
Interest	112,168	111,043
Income tax payments, net	¥ 82,265	¥ 18,855